Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Variable Trust
Entity Central Index Key	0001064046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Banking Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Banking Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Banking Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$195	1.75%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 30.56% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, regional banks, and asset management & custody banks. No industry detracted from performance. The holdings that contributed the most to performance were Wells Fargo & Co., JP Morgan Chase & Co., and Citigroup, Inc. Those that detracted the most were Flagstar Financial, Inc., Toronto-Dominion Bank and Valley National Bancorp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Banking Fund	23.11%	5.15%	6.15%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,427,691
Holdings Count | shares	81
Advisory Fees Paid, Amount	$ 21,243
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$3,427,691
Total Number of Portfolio Holdings	81
Portfolio Turnover Rate	177%
Total Advisory Fees Paid	$21,243

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Capital One Financial Corp.	3.0%
Truist Financial Corp.	2.8%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	33.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
JPMorgan Chase & Co.	4.1%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.0%
PNC Financial Services Group, Inc.	3.2%
U.S. Bancorp	3.1%
Capital One Financial Corp.	3.0%
Truist Financial Corp.	2.8%
Bank of New York Mellon Corp.	2.8%
NU Holdings Limited/Cayman Islands — Class A	2.7%
Top 10 Total	33.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Basic Materials | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Basic Materials
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Basic Materials for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.73%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -2.47%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Materials Index, which returned -0.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were paper & plastic packaging products, gold, and construction materials. Those that detracted the most were steel, diversified metals & mining, and specialty chemicals. The holdings that contributed the most to performance were CRH plc, Agnico Eagle Mines Limited, and Kinross Gold Corporation. Those that detracted the most were Vale S.A. ADR, Celanese Corporation, and Sigma Lithium Corporation.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Basic Materials Fund	-2.47%	7.17%	6.42%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Materials Index	-0.04%	8.69%	7.87%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 6,037,863
Holdings Count | shares	102
Advisory Fees Paid, Amount	$ 55,683
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$6,037,863
Total Number of Portfolio Holdings	102
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$55,683

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Linde plc	9.0%
Sherwin-Williams Co.	2.6%
Air Products and Chemicals, Inc.	2.3%
CRH plc	2.3%
Ecolab, Inc.	2.2%
Freeport-McMoRan, Inc.	2.1%
Barrick Gold Corp.	1.9%
Newmont Corp.	1.8%
Corteva, Inc.	1.8%
Vale S.A. ADR	1.8%
Top 10 Total	27.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Linde plc	9.0%
Sherwin-Williams Co.	2.6%
Air Products and Chemicals, Inc.	2.3%
CRH plc	2.3%
Ecolab, Inc.	2.2%
Freeport-McMoRan, Inc.	2.1%
Barrick Gold Corp.	1.9%
Newmont Corp.	1.8%
Corteva, Inc.	1.8%
Vale S.A. ADR	1.8%
Top 10 Total	27.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Biotechnology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Biotechnology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Biotechnology Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.74%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -1.40%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 2.58% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, fertilizers & agricultural chemicals, and health care services. Those that detracted the most were life sciences tools & services and biotechnology. The holdings that contributed the most to performance were Natera, Inc., Insmed Inc., and AbbVie, Inc. Those that detracted the most were Biogen, Inc., Moderna, Inc. and Cytokinetics, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Biotechnology Fund	-1.40%	2.11%	3.52%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Health Care Index	2.58%	7.99%	9.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,967,371
Holdings Count | shares	78
Advisory Fees Paid, Amount	$ 93,783
Investment Company, Portfolio Turnover	893.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$9,967,371
Total Number of Portfolio Holdings	78
Portfolio Turnover Rate	893%
Total Advisory Fees Paid	$93,783

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
AbbVie, Inc.	8.2%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.9%
Corteva, Inc.	2.8%
Alnylam Pharmaceuticals, Inc.	2.4%
AstraZeneca plc ADR	2.3%
Biogen, Inc.	2.1%
Illumina, Inc.	2.0%
Top 10 Total	38.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
AbbVie, Inc.	8.2%
Amgen, Inc.	5.3%
Gilead Sciences, Inc.	4.9%
Vertex Pharmaceuticals, Inc.	4.4%
Regeneron Pharmaceuticals, Inc.	3.9%
Corteva, Inc.	2.8%
Alnylam Pharmaceuticals, Inc.	2.4%
AstraZeneca plc ADR	2.3%
Biogen, Inc.	2.1%
Illumina, Inc.	2.0%
Top 10 Total	38.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Consumer Products Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Consumer Products Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Consumer Products Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Staples Index, which returned 14.87% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were tobacco, household products, and food retail. Those that detracted the most were agricultural products & services, distillers & vintners, and personal care products. The holdings that contributed the most to performance were Phillip Morris International, Inc., Procter & Gamble Co., and Altria Group, Inc. Those that detracted the most were Estée Lauder Companies, Inc. – Class A, Brown-Forman Corp. – Class B, and Archer-Daniels-Midland Co.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Consumer Products Fund	4.42%	3.55%	4.80%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Staples Index	14.87%	8.56%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,984,763
Holdings Count | shares	67
Advisory Fees Paid, Amount	$ 61,905
Investment Company, Portfolio Turnover	558.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$5,984,763
Total Number of Portfolio Holdings	67
Portfolio Turnover Rate	558%
Total Advisory Fees Paid	$61,905

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.8%
Coca-Cola Co.	5.0%
PepsiCo, Inc.	4.9%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	3.2%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.3%
Kenvue, Inc.	2.2%
Kroger Co.	2.1%
Top 10 Total	37.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Procter & Gamble Co.	6.8%
Coca-Cola Co.	5.0%
PepsiCo, Inc.	4.9%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	3.2%
Mondelez International, Inc. — Class A	3.0%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.3%
Kenvue, Inc.	2.2%
Kroger Co.	2.1%
Top 10 Total	37.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Electronics Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Electronics Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Electronics Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.73%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.13%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industry that contributed the most to performance was semiconductors, while the industry that detracted the most from performance was semiconductor materials & equipment. The holdings that contributed the most to performance were NVIDIA Corp., Broadcom, Inc., and Marvell Technology, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Wolfspeed, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Electronics Fund	16.13%	21.13%	19.69%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,906,722
Holdings Count | shares	63
Advisory Fees Paid, Amount	$ 281,602
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$28,906,722
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$281,602

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NVIDIA Corp.	16.4%
Broadcom, Inc.	11.1%
Advanced Micro Devices, Inc.	4.0%
Texas Instruments, Inc.	3.9%
QUALCOMM, Inc.	3.9%
Applied Materials, Inc.	3.4%
Analog Devices, Inc.	3.0%
Marvell Technology, Inc.	3.0%
Lam Research Corp.	2.8%
KLA Corp.	2.7%
Top 10 Total	54.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NVIDIA Corp.	16.4%
Broadcom, Inc.	11.1%
Advanced Micro Devices, Inc.	4.0%
Texas Instruments, Inc.	3.9%
QUALCOMM, Inc.	3.9%
Applied Materials, Inc.	3.4%
Analog Devices, Inc.	3.0%
Marvell Technology, Inc.	3.0%
Lam Research Corp.	2.8%
KLA Corp.	2.7%
Top 10 Total	54.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.73%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 5.72% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were oil & gas storage and transportation, oil & gas exploration and production, and coal & consumable fuels. Those that detracted the most were semiconductor materials & equipment, oil & gas refining and marketing, and oil & gas drilling. The holdings that contributed the most to performance were Targa Resources Corp., Williams Companies, Inc., and Kinder Morgan, Inc. Those that detracted the most were SolarEdge Technologies, Inc., Enphase Energy, Inc., and SLB (formerly Schlumberger).

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Energy Fund	0.07%	8.35%	0.21%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Energy Index	5.72%	12.14%	4.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,826,760
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 122,744
Investment Company, Portfolio Turnover	1179.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$9,826,760
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	1,179%
Total Advisory Fees Paid	$122,744

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Exxon Mobil Corp.	6.6%
Chevron Corp.	4.7%
ConocoPhillips	3.5%
Equities Corp.	3.4%
EOG Resources, Inc.	2.5%
Williams Companies, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Exxon Mobil Corp.	6.6%
Chevron Corp.	4.7%
ConocoPhillips	3.5%
Equities Corp.	3.4%
EOG Resources, Inc.	2.5%
Williams Companies, Inc.	2.5%
ONEOK, Inc.	2.3%
Kinder Morgan, Inc.	2.3%
Schlumberger N.V.	2.2%
Cheniere Energy, Inc.	2.1%
Top 10 Total	32.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Energy Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Energy Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Energy Services Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$166	1.73%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -7.90%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Energy Index, which returned 5.72% for the same period.

What factors materially affected the fund's performance over the last year?

No industry contributed to positive performance. The industries that detracted from performance were oil & gas drilling, and oil & gas equipment and services. The holdings that contributed the most to performance were Baker Hughes Co., Archrock, Inc., and TechnipFMC plc. Those that detracted the most were SLB (formerly Schlumberger), Halliburton Co., and Transocean Ltd.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Energy Services Fund	-7.90%	0.19%	-9.33%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Energy Index	5.72%	12.14%	4.91%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,171,059
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 42,208
Investment Company, Portfolio Turnover	252.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,171,059
Total Number of Portfolio Holdings	32
Portfolio Turnover Rate	252%
Total Advisory Fees Paid	$42,208

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Schlumberger N.V.	12.1%
Baker Hughes Co.	10.7%
Halliburton Co.	7.8%
NOV, Inc.	4.0%
TechnipFMC plc	3.9%
ChampionX Corp.	3.8%
Weatherford International plc	3.7%
Cactus, Inc. — Class A	3.6%
Archrock, Inc.	3.5%
Noble Corporation plc	3.5%
Top 10 Total	56.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Schlumberger N.V.	12.1%
Baker Hughes Co.	10.7%
Halliburton Co.	7.8%
NOV, Inc.	4.0%
TechnipFMC plc	3.9%
ChampionX Corp.	3.8%
Weatherford International plc	3.7%
Cactus, Inc. — Class A	3.6%
Archrock, Inc.	3.5%
Noble Corporation plc	3.5%
Top 10 Total	56.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Financial Services Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Financial Services Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Financial Services Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$193	1.74%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 22.26%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Financials Index, which returned 30.56% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were diversified banks, asset management & custody bank, and investment banking & brokerage. Those that detracted the most were telecom tower REITs, industrial REITs, and timber REITs. The holdings that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc. – Class B, and Wells Fargo & Co. Those that detracted the most were StoneCo Ltd. – Class A, XP, Inc. — Class A, and Flagstar Financial, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Financial Services Fund	22.26%	9.03%	8.33%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Financials Index	30.56%	11.70%	11.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,555,884
Holdings Count | shares	158
Advisory Fees Paid, Amount	$ 97,235
Investment Company, Portfolio Turnover	201.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$11,555,884
Total Number of Portfolio Holdings	158
Portfolio Turnover Rate	201%
Total Advisory Fees Paid	$97,235

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.6%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.4%
S&P Global, Inc.	1.3%
Morgan Stanley	1.3%
Top 10 Total	19.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Berkshire Hathaway, Inc. — Class B	3.2%
JPMorgan Chase & Co.	2.7%
Visa, Inc. — Class A	2.6%
Mastercard, Inc. — Class A	2.1%
Bank of America Corp.	1.8%
Wells Fargo & Co.	1.6%
Blackstone, Inc. — Class A	1.4%
Goldman Sachs Group, Inc.	1.4%
S&P Global, Inc.	1.3%
Morgan Stanley	1.3%
Top 10 Total	19.4%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Health Care Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Health Care Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Health Care Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.73%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.14%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Health Care Index, which returned 2.58% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were pharmaceuticals, health care equipment, and health care distributors. Those that detracted the most were managed health care, life sciences tools & services, and health care services. The holdings that contributed the most to performance were Eli Lilly and Co., Intuitive Surgical, Inc., and Boston Scientific Corp. Those that detracted the most were CVS Health Corp., Humana, Inc., and Moderna, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Health Care Fund	0.14%	5.47%	6.51%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Health Care Index	2.58%	7.99%	9.14%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 11,270,620
Holdings Count | shares	126
Advisory Fees Paid, Amount	$ 107,542
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$11,270,620
Total Number of Portfolio Holdings	126
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$107,542

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.3%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.8%
Merck & Company, Inc.	2.4%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.2%
Intuitive Surgical, Inc.	2.1%
Pfizer, Inc.	2.0%
Danaher Corp.	1.9%
Top 10 Total	25.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Eli Lilly & Co.	4.0%
UnitedHealth Group, Inc.	3.3%
Johnson & Johnson	2.9%
AbbVie, Inc.	2.8%
Merck & Company, Inc.	2.4%
Thermo Fisher Scientific, Inc.	2.2%
Abbott Laboratories	2.2%
Intuitive Surgical, Inc.	2.1%
Pfizer, Inc.	2.0%
Danaher Corp.	1.9%
Top 10 Total	25.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Internet Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Internet Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Internet Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.74%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.39%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were interactive media & services, communications equipment, and broadline retail. Those that detracted the most were home furnishing retail, health care technology, and real estate services. The holdings that contributed the most to performance were Meta Platforms, Inc. – Class A, Amazon.com, Inc., and Netflix, Inc. Those that detracted the most were Adobe, Inc., Snowflake, Inc. – Class A, and MongoDB, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Internet Fund	23.39%	8.91%	10.93%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 5,351,812
Holdings Count | shares	85
Advisory Fees Paid, Amount	$ 49,942
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$5,351,812
Total Number of Portfolio Holdings	85
Portfolio Turnover Rate	113%
Total Advisory Fees Paid	$49,942

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.2%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc. — Class A	5.6%
Netflix, Inc.	4.1%
Salesforce, Inc.	3.7%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.3%
Arista Networks, Inc.	2.3%
Booking Holdings, Inc.	2.1%
Top 10 Total	40.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Alphabet, Inc. — Class A	7.2%
Amazon.com, Inc.	6.7%
Meta Platforms, Inc. — Class A	5.6%
Netflix, Inc.	4.1%
Salesforce, Inc.	3.7%
Cisco Systems, Inc.	3.1%
Adobe, Inc.	3.1%
Uber Technologies, Inc.	2.3%
Arista Networks, Inc.	2.3%
Booking Holdings, Inc.	2.1%
Top 10 Total	40.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Leisure Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Leisure Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leisure Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.50%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 30.14% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were movies & entertainment, hotels/resorts & cruise lines, and restaurants. Those that detracted the most were cable & satellite, distillers & vintners, and leisure products. The holdings that contributed the most to performance were Netflix, Inc., Sea Ltd. ADR – Class A, and Spotify Technology S.A. Those that detracted the most were Brown-Forman Corp. – Class B, Comcast Corp. – Class A, and SiriusXM Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Leisure Fund	16.50%	4.77%	6.43%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Discretionary Index	30.14%	14.12%	13.62%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,859,226
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 39,264
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,859,226
Total Number of Portfolio Holdings	97
Portfolio Turnover Rate	231%
Total Advisory Fees Paid	$39,264

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Netflix, Inc.	4.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.5%
Philip Morris International, Inc.	3.3%
Comcast Corp. — Class A	2.9%
Booking Holdings, Inc.	2.9%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	29.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Netflix, Inc.	4.8%
McDonald's Corp.	3.6%
Walt Disney Co.	3.5%
Philip Morris International, Inc.	3.3%
Comcast Corp. — Class A	2.9%
Booking Holdings, Inc.	2.9%
Starbucks Corp.	2.4%
Altria Group, Inc.	2.3%
Chipotle Mexican Grill, Inc. — Class A	2.1%
Airbnb, Inc. — Class A	2.1%
Top 10 Total	29.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Precious Metals Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Precious Metals Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Precious Metals Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.12%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the S&P 500 Materials Index, which returned -0.04% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were gold and silver. The industries that detracted were precious metals & minerals, and copper. The holdings that contributed the most to performance were Agnicio Eagle Mines Ltd., Kinross Gold Corp., and Anglogold Ashanti plc. Those that detracted the most were SSR Mining, Inc., Sibanye Stillwater Ltd. ADR, and Barrick Gold Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Precious Metals Fund	8.12%	4.01%	6.67%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Materials Index	-0.04%	8.69%	7.87%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 16,178,410
Holdings Count | shares	38
Advisory Fees Paid, Amount	$ 149,931
Investment Company, Portfolio Turnover	2009.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$16,178,410
Total Number of Portfolio Holdings	38
Portfolio Turnover Rate	2,009%
Total Advisory Fees Paid	$149,931

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	9.1%
Newmont Corp.	7.9%
Agnico Eagle Mines Ltd.	7.7%
Barrick Gold Corp.	6.4%
Wheaton Precious Metals Corp.	6.3%
Franco-Nevada Corp.	4.5%
Kinross Gold Corp.	4.2%
Anglogold Ashanti plc	4.1%
Gold Fields Ltd. ADR	4.1%
Royal Gold, Inc.	3.6%
Top 10 Total	57.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Freeport-McMoRan, Inc.	9.1%
Newmont Corp.	7.9%
Agnico Eagle Mines Ltd.	7.7%
Barrick Gold Corp.	6.4%
Wheaton Precious Metals Corp.	6.3%
Franco-Nevada Corp.	4.5%
Kinross Gold Corp.	4.2%
Anglogold Ashanti plc	4.1%
Gold Fields Ltd. ADR	4.1%
Royal Gold, Inc.	3.6%
Top 10 Total	57.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Real Estate Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Real Estate Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$178	1.74%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 5.03%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the MSCI U.S. REIT Index, which returned 8.75% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were health care REITs, multi-family residential REITs, and retail REITs. Those that detracted the most were industrial REITs, telecom tower REITs, and timber REITs. The holdings that contributed the most to performance were Welltower, Inc., Iron Mountain, Inc., and Digital Realty Trust, Inc. Those that detracted the most were Prologis, Inc., CoStar Group, Inc., and Crown Castle, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Real Estate Fund	5.03%	1.22%	3.44%
S&P 500 Index	25.02%	14.53%	13.10%
MSCI U.S. REIT Index	8.75%	4.31%	5.66%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,959,642
Holdings Count | shares	94
Advisory Fees Paid, Amount	$ 38,058
Investment Company, Portfolio Turnover	343.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$3,959,642
Total Number of Portfolio Holdings	94
Portfolio Turnover Rate	343%
Total Advisory Fees Paid	$38,058

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Prologis, Inc.	3.3%
Equinix, Inc.	3.2%
American Tower Corp. — Class A	3.0%
Welltower, Inc.	3.0%
Digital Realty Trust, Inc.	2.6%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.0%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Prologis, Inc.	3.3%
Equinix, Inc.	3.2%
American Tower Corp. — Class A	3.0%
Welltower, Inc.	3.0%
Digital Realty Trust, Inc.	2.6%
Simon Property Group, Inc.	2.4%
Realty Income Corp.	2.3%
Public Storage	2.3%
Crown Castle, Inc.	2.0%
CBRE Group, Inc. — Class A	2.0%
Top 10 Total	26.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Retailing Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Retailing Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retailing Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$188	1.74%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.59%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Consumer Discretionary Index, which returned 30.14% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were broadline retail, automotive retail, and apparel retail. Those that detracted the most were drug retail, distributors, and other specialty retail. The holdings that contributed the most to performance were Amazon.com, Inc., Walmart, Inc., and Carvana Co. Those that detracted the most were Walgreens Boots Alliance, Inc., Dollar Tree, Inc., and Dollar General Corp.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Retailing Fund	16.59%	9.90%	7.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Consumer Discretionary Index	30.14%	14.12%	13.62%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 2,459,302
Holdings Count | shares	62
Advisory Fees Paid, Amount	$ 23,641
Investment Company, Portfolio Turnover	273.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$2,459,302
Total Number of Portfolio Holdings	62
Portfolio Turnover Rate	273%
Total Advisory Fees Paid	$23,641

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Amazon.com, Inc.	9.8%
Walmart, Inc.	5.0%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.2%
Costco Wholesale Corp.	4.2%
TJX Companies, Inc.	4.2%
Carvana Co.	3.3%
O'Reilly Automotive, Inc.	2.9%
Target Corp.	2.9%
PDD Holdings, Inc. ADR	2.8%
Top 10 Total	43.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Amazon.com, Inc.	9.8%
Walmart, Inc.	5.0%
Home Depot, Inc.	4.2%
Lowe's Companies, Inc.	4.2%
Costco Wholesale Corp.	4.2%
TJX Companies, Inc.	4.2%
Carvana Co.	3.3%
O'Reilly Automotive, Inc.	2.9%
Target Corp.	2.9%
PDD Holdings, Inc. ADR	2.8%
Top 10 Total	43.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Technology Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Technology Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Technology Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$194	1.73%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.97%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Information Technology Index, which returned 36.61% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were semiconductors, application software, and systems software. Those that detracted the most were semiconductor materials & equipment, technology distributors, and internet services & infrastructure. The holdings that contributed the most to performance were NVIDIA Corp., Meta Platforms, Inc. - Class A, and Broadcom, Inc. Those that detracted the most were Intel Corp., SolarEdge Technologies, Inc., and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Technology Fund	23.97%	16.19%	15.82%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Information Technology Index	36.61%	24.55%	22.35%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 22,947,292
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 180,679
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$22,947,292
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	141%
Total Advisory Fees Paid	$180,679

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.3%
Microsoft Corp.	5.2%
Alphabet, Inc. — Class A	4.6%
Broadcom, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.6%
Salesforce, Inc.	1.6%
Oracle Corp.	1.6%
Cisco Systems, Inc.	1.4%
Adobe, Inc.	1.4%
Top 10 Total	34.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	5.9%
NVIDIA Corp.	5.3%
Microsoft Corp.	5.2%
Alphabet, Inc. — Class A	4.6%
Broadcom, Inc.	3.6%
Meta Platforms, Inc. — Class A	3.6%
Salesforce, Inc.	1.6%
Oracle Corp.	1.6%
Cisco Systems, Inc.	1.4%
Adobe, Inc.	1.4%
Top 10 Total	34.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Telecommunications Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Telecommunications Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Telecommunications Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.77%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 15.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Telecommunication Services Index, which returned 29.57% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were communications equipment, integrated telecommunication services, and wireless telecommunication services. Those that detracted the most were cable & satellite and movies & entertainment. The holdings that contributed the most to performance were Arista Networks, Inc., AT&T, Inc., and T-Mobile US, Inc. Those that detracted the most were Comcast Corp. – Class A, ViaSat, Inc., and AST SpaceMobile, Inc. – Class A.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Telecommunications Fund	15.73%	1.71%	3.07%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Telecommunication Services Index	29.57%	1.30%	4.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,207,302
Holdings Count | shares	45
Advisory Fees Paid, Amount	$ 24,525
Investment Company, Portfolio Turnover	381.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,207,302
Total Number of Portfolio Holdings	45
Portfolio Turnover Rate	381%
Total Advisory Fees Paid	$24,525

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
AT&T, Inc.	7.1%
Verizon Communications, Inc.	6.9%
Comcast Corp. — Class A	6.5%
Arista Networks, Inc.	6.0%
T-Mobile US, Inc.	5.6%
Motorola Solutions, Inc.	4.2%
Charter Communications, Inc. — Class A	4.0%
F5, Inc.	2.8%
Juniper Networks, Inc.	2.6%
Top 10 Total	54.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cisco Systems, Inc.	8.3%
AT&T, Inc.	7.1%
Verizon Communications, Inc.	6.9%
Comcast Corp. — Class A	6.5%
Arista Networks, Inc.	6.0%
T-Mobile US, Inc.	5.6%
Motorola Solutions, Inc.	4.2%
Charter Communications, Inc. — Class A	4.0%
F5, Inc.	2.8%
Juniper Networks, Inc.	2.6%
Top 10 Total	54.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Transportation Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Transportation Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Transportation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.74%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 1.56%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Industrials Index, which returned 17.47% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were automobile manufacturers, passenger airlines and passenger ground transportation. Those that detracted the most were automotive parts & equipment, air freight & logistics, and rail transportation. The holdings that contributed the most to performance were Tesla, Inc., United Airlines Holdings, Inc., and General Motors Co. Those that detracted the most were NIO, Inc. ADR, Rivian Automotive, Inc. – Class A, and United Parcel Service, Inc. – Class B.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Transportation Fund	1.56%	7.13%	5.26%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Industrials Index	17.47%	12.03%	10.75%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,998,898
Holdings Count | shares	75
Advisory Fees Paid, Amount	$ 28,051
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$3,998,898
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	112%
Total Advisory Fees Paid	$28,051

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Tesla, Inc.	11.9%
Union Pacific Corp.	4.2%
Uber Technologies, Inc.	3.9%
United Parcel Service, Inc. — Class B	3.8%
FedEx Corp.	2.9%
General Motors Co.	2.8%
CSX Corp.	2.8%
Norfolk Southern Corp.	2.6%
Delta Air Lines, Inc.	2.2%
Ford Motor Co.	2.2%
Top 10 Total	39.3%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Tesla, Inc.	11.9%
Union Pacific Corp.	4.2%
Uber Technologies, Inc.	3.9%
United Parcel Service, Inc. — Class B	3.8%
FedEx Corp.	2.9%
General Motors Co.	2.8%
CSX Corp.	2.8%
Norfolk Southern Corp.	2.6%
Delta Air Lines, Inc.	2.2%
Ford Motor Co.	2.2%
Top 10 Total	39.3%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Utilities Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Utilities Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Utilities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$191	1.74%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 19.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Utilities Index, which returned 23.43% for the same period.

What factors materially affected the fund's performance over the last year?

The industries that contributed the most to performance were electric utilities, multi utilities, and independent power producers & energy traders. Those that detracted the most were renewable electricity, water utilities, and construction & engineering. The holdings that contributed the most to performance were Vistra Corp., Constellation Energy Corp., and NextEra Energy, Inc. Those that detracted the most were AES Corp., Sunnova Energy International, Inc., and NextEra Energy Partners, LP.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Utilities Fund	19.86%	4.09%	6.09%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Utilities Index	23.43%	6.61%	8.43%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,751,781
Holdings Count | shares	54
Advisory Fees Paid, Amount	$ 90,301
Investment Company, Portfolio Turnover	425.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$10,751,781
Total Number of Portfolio Holdings	54
Portfolio Turnover Rate	425%
Total Advisory Fees Paid	$90,301

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.4%
Southern Co.	4.2%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.5%
Sempra	3.3%
PG&E Corp.	3.3%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	3.0%
Vistra Corp.	3.0%
Public Service Enterprise Group, Inc.	2.9%
Top 10 Total	35.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
NextEra Energy, Inc.	5.4%
Southern Co.	4.2%
Duke Energy Corp.	4.1%
Constellation Energy Corp.	3.5%
Sempra	3.3%
PG&E Corp.	3.3%
American Electric Power Company, Inc.	3.1%
Dominion Energy, Inc.	3.0%
Vistra Corp.	3.0%
Public Service Enterprise Group, Inc.	2.9%
Top 10 Total	35.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Global Managed Futures Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Global Managed Futures Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$206	2.06%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 0.37%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns. The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies. The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Global Managed Futures Strategy Fund	0.37%	3.73%	0.75%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,430,949
Holdings Count | shares	66
Advisory Fees Paid, Amount	$ 123,340
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$12,430,949
Total Number of Portfolio Holdings	66
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$123,340

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	20.1%
Guggenheim Strategy Fund III	17.9%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	20.1%
Guggenheim Strategy Fund III	17.9%
Guggenheim Strategy Fund II	0.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	0.6%
Total	39.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Multi-Hedge Strategies Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Multi-Hedge Strategies Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$163	1.66%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -3.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Multi-Hedge Strategies Fund	-3.66%	2.43%	1.68%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 33,444,544
Holdings Count | shares	326
Advisory Fees Paid, Amount	$ 435,607
Investment Company, Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$33,444,544
Total Number of Portfolio Holdings	326
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$435,607

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	7.4%
Guggenheim Variable Insurance Strategy Fund III	6.5%
Guggenheim Strategy Fund II	5.0%
Heartland Financial USA, Inc.	2.0%
HashiCorp, Inc. — Class A	1.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Hess Corp.	1.6%
Juniper Networks, Inc.	1.6%
Discover Financial Services	1.3%
Surmodics, Inc.	1.3%
Top 10 Total	30.0%

*	Less than 0.1%
[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	7.4%
Guggenheim Variable Insurance Strategy Fund III	6.5%
Guggenheim Strategy Fund II	5.0%
Heartland Financial USA, Inc.	2.0%
HashiCorp, Inc. — Class A	1.7%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.6%
Hess Corp.	1.6%
Juniper Networks, Inc.	1.6%
Discover Financial Services	1.3%
Surmodics, Inc.	1.3%
Top 10 Total	30.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.66% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$175	1.68%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 9.25% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first half of 2024 with headwinds from energy and industrial metals sectors in the second half of the year. Fifteen of the 24 index components had positive returns for the period.  The components with some of the largest positive returns were cocoa, coffee, and gold. The components with some of the largest negative returns were soybean, wheat, and cotton.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Commodities Strategy Fund	8.29%	6.11%	0.05%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index	9.25%	7.12%	1.24%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,310,955
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 45,954
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$10,310,955
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,954

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	13.9%
Guggenheim Strategy Fund II	13.7%
Total	27.6%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	13.9%
Guggenheim Strategy Fund II	13.7%
Total	27.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Nova Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Nova Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nova Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$193	1.66%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 32.75%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Intel Corp., Adobe, Inc., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Nova Fund	32.75%	16.37%	15.44%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 40,731,305
Holdings Count | shares	515
Advisory Fees Paid, Amount	$ 262,603
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$40,731,305
Total Number of Portfolio Holdings	515
Portfolio Turnover Rate	177%
Total Advisory Fees Paid	$262,603

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Apple, Inc.	5.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.0%
Guggenheim Strategy Fund II	4.8%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	1.8%
Tesla, Inc.	1.6%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.6%
Top 10 Total	34.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Apple, Inc.	5.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	5.0%
Guggenheim Strategy Fund II	4.8%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. — Class A	1.8%
Tesla, Inc.	1.6%
Alphabet, Inc. — Class A	1.6%
Broadcom, Inc.	1.6%
Top 10 Total	34.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse S&P 500® Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse S&P 500® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse S&P 500® Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$158	1.69%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -13.11%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Intel Corp., Adobe, Inc., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse S&P 500® Strategy Fund	-13.11%	-13.36%	-12.21%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 1,011,291
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 11,415
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$1,011,291
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,415

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Guggenheim Strategy Fund II	11.4%
Total	22.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Guggenheim Strategy Fund II	11.4%
Total	22.8%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100® Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	1.67%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 23.91%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
NASDAQ-100® Fund	23.91%	17.87%	16.48%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 124,851,111
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 893,101
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$124,851,111
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	107%
Total Advisory Fees Paid	$893,101

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
NVIDIA Corp.	7.0%
Guggenheim Strategy Fund II	6.9%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	52.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	8.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.3%
NVIDIA Corp.	7.0%
Guggenheim Strategy Fund II	6.9%
Microsoft Corp.	6.7%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.4%
Top 10 Total	52.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse NASDAQ-100® Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse NASDAQ-100® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse NASDAQ-100® Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$158	1.72%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -15.79%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse NASDAQ-100® Strategy Fund	-15.79%	-18.59%	-17.35%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 1,049,675
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 8,088
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$1,049,675
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$8,088

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.9%
Guggenheim Strategy Fund II	17.5%
Total	35.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	17.9%
Guggenheim Strategy Fund II	17.5%
Total	35.4%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$225	1.86%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 42.25%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, financials, and communication services. No sector detracted from performance. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Apple, Inc., and Amazon.com, Inc. Those that detracted the most were Tesla, Inc., Intel Corp., and Boeing Co. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® 2x Strategy Fund	42.25%	18.36%	18.43%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 36,124,947
Holdings Count | shares	513
Advisory Fees Paid, Amount	$ 262,176
Investment Company, Portfolio Turnover	214.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$36,124,947
Total Number of Portfolio Holdings	513
Portfolio Turnover Rate	214%
Total Advisory Fees Paid	$262,176

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. — Class A	2.2%
Tesla, Inc.	1.9%
Alphabet, Inc. — Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.8%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	6.5%
NVIDIA Corp.	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. — Class A	2.2%
Tesla, Inc.	1.9%
Alphabet, Inc. — Class A	1.9%
Broadcom, Inc.	1.9%
Alphabet, Inc. — Class C	1.5%
Berkshire Hathaway, Inc. — Class B	1.4%
Top 10 Total	31.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
NASDAQ-100® 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	NASDAQ-100® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the NASDAQ-100® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$226	1.87%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 41.90%, outperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the NASDAQ-100 Index, which returned 25.88% for the same period.

The fund's broad-based securities market index was changed from the NASDAQ-100 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, communication services, and consumer discretionary. Those that detracted the most were materials and real estate. The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Broadcom, Inc., and Meta Platforms, Inc. – Class A. Those that detracted the most were Intel Corp., Adobe, Inc., and PDD Holdings, Inc., Sponsored ADR – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
NASDAQ-100® 2x Strategy Fund	41.90%	27.93%	28.15%
S&P 500 Index	25.02%	14.53%	13.10%
NASDAQ-100 Index	25.88%	20.18%	18.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 136,726,503
Holdings Count | shares	111
Advisory Fees Paid, Amount	$ 952,704
Investment Company, Portfolio Turnover	623.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$136,726,503
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	623%
Total Advisory Fees Paid	$952,704

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	7.9%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Costco Wholesale Corp.	2.1%
Top 10 Total	42.2%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or in investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Apple, Inc.	7.9%
NVIDIA Corp.	6.9%
Microsoft Corp.	6.5%
Amazon.com, Inc.	4.8%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.1%
Meta Platforms, Inc. — Class A	2.7%
Alphabet, Inc. — Class A	2.3%
Alphabet, Inc. — Class C	2.2%
Costco Wholesale Corp.	2.1%
Top 10 Total	42.2%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.14% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.14% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Mid-Cap 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Mid-Cap 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mid-Cap 1.5x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$189	1.76%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 15.26%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 13.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. The sector that detracted the most was materials. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Texas Pacific Land Corp. Those that detracted the most were Five Below, Inc., Flagstar Financial, Inc., and Cleveland-Cliffs, Inc. The fund maintained a correlation of over 99% to its benchmark of 150% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Mid-Cap 1.5x Strategy Fund	15.26%	9.51%	9.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,943,835
Holdings Count | shares	412
Advisory Fees Paid, Amount	$ 33,675
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$3,943,835
Total Number of Portfolio Holdings	412
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$33,675

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.1%
Guggenheim Strategy Fund II	2.1%
Williams-Sonoma, Inc.	0.7%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Expand Energy Corp.	0.6%
Interactive Brokers Group, Inc. — Class A	0.6%
Pure Storage, Inc. — Class A	0.6%
DocuSign, Inc.	0.5%
Burlington Stores, Inc.	0.5%
Top 10 Total	10.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	4.1%
Guggenheim Strategy Fund II	2.1%
Williams-Sonoma, Inc.	0.7%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Expand Energy Corp.	0.6%
Interactive Brokers Group, Inc. — Class A	0.6%
Pure Storage, Inc. — Class A	0.6%
DocuSign, Inc.	0.5%
Burlington Stores, Inc.	0.5%
Top 10 Total	10.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Mid-Cap Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Mid-Cap Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Mid-Cap Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$163	1.68%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -6.36%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Index, which returned 13.93% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, industrials, and information technology. The sector that detracted the most was materials. The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., Vistra Corp., and Texas Pacific Land Corp. Those that detracted the most were Five Below, Inc., Flagstar Financial, Inc., and Cleveland-Cliffs, Inc. The fund maintained a daily correlation of 99% to its benchmark of -100% of the daily price movement of the S&P MidCap 400 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Mid-Cap Strategy Fund	-6.36%	-11.74%	-10.57%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 116,034
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 1,020
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$116,034
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,020

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Guggenheim Strategy Fund II	17.6%
Total	38.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	21.3%
Guggenheim Strategy Fund II	17.6%
Total	38.9%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$196	1.87%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 9.55%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Russell 2000® 2x Strategy Fund	9.55%	2.34%	6.32%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 12,417,137
Holdings Count | shares	17
Advisory Fees Paid, Amount	$ 82,210
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$12,417,137
Total Number of Portfolio Holdings	17
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$82,210

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	1.7%
iShares Russell 2000 Index ETF	1.7%
Total	3.4%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	1.7%
iShares Russell 2000 Index ETF	1.7%
Total	3.4%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.17% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.87% for the year ended December 31, 2024, a decrease of 0.17% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Russell 2000® 1.5x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Russell 2000® 1.5x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Russell 2000® 1.5x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.95%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of 150% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Russell 2000® 1.5x Strategy Fund	10.95%	4.79%	6.95%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 3,169,365
Holdings Count | shares	1,967
Advisory Fees Paid, Amount	$ 26,196
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$3,169,365
Total Number of Portfolio Holdings	1,967
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$26,196

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	13.2%
iShares Russell 2000 Index ETF	13.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.0%
Guggenheim Strategy Fund II	7.7%
FTAI Aviation Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
Vaxcyte, Inc.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Credo Technology Group Holding Ltd.	0.1%
Top 10 Total	47.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Vanguard Russell 2000 ETF	13.2%
iShares Russell 2000 Index ETF	13.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	12.0%
Guggenheim Strategy Fund II	7.7%
FTAI Aviation Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Insmed, Inc.	0.2%
Vaxcyte, Inc.	0.1%
Applied Industrial Technologies, Inc.	0.1%
Credo Technology Group Holding Ltd.	0.1%
Top 10 Total	47.0%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Russell 2000® Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Russell 2000® Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Russell 2000® Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.72%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -5.64%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Russell 2000 Index, which returned 11.54% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were information technology, industrials, and financials. The sector that detracted the most was energy. The holdings that contributed the most to the Super Micro Computer, Inc., FTAI Aviation Ltd., and Carvana Co. – Class A. Those that detracted the most were Cytokinetics, Inc., Atkore, Inc., and StoneCo Ltd. – Class A. The fund maintained a daily correlation of over 99% to its benchmark of -100% of the daily price movement of the Russell 2000 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Russell 2000® Strategy Fund	-5.64%	-11.13%	-10.29%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 2000 Index	11.54%	7.40%	8.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 730,849
Holdings Count | shares	12
Advisory Fees Paid, Amount	$ 5,586
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$730,849
Total Number of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$5,586

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	9.3%
Guggenheim Strategy Fund II	8.7%
Total	18.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	9.3%
Guggenheim Strategy Fund II	8.7%
Total	18.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Dow 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$197	1.79%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 20.63%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and outperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.99% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and consumer staples. Those that detracted the most were materials and health care. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., American Express Co., and Caterpillar, Inc. Those that detracted the most were Boeing Co., Sherwin-Williams Company, and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Dow 2x Strategy Fund	20.63%	11.13%	15.58%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average	14.99%	10.55%	11.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 10,466,890
Holdings Count | shares	39
Advisory Fees Paid, Amount	$ 81,005
Investment Company, Portfolio Turnover	853.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$10,466,890
Total Number of Portfolio Holdings	39
Portfolio Turnover Rate	853%
Total Advisory Fees Paid	$81,005

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.0%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.1%
Caterpillar, Inc.	3.8%
Sherwin-Williams Co.	3.6%
Salesforce, Inc.	3.5%
Visa, Inc. — Class A	3.3%
American Express Co.	3.1%
McDonald's Corp.	3.0%
Top 10 Total	40.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Goldman Sachs Group, Inc.	6.0%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	4.4%
Home Depot, Inc.	4.1%
Caterpillar, Inc.	3.8%
Sherwin-Williams Co.	3.6%
Salesforce, Inc.	3.5%
Visa, Inc. — Class A	3.3%
American Express Co.	3.1%
McDonald's Corp.	3.0%
Top 10 Total	40.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.79% for the year ended December 31, 2024, a decrease of 0.11% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.79% for the year ended December 31, 2024, a decrease of 0.11% compared to the prior year. The primary drivers of the decrease were a decrease in interest expense on rehypothecated collateral associated with certain derivatives, and the full year impact of the 0.05% voluntary waiver by the Adviser, which took effect on August 1, 2023.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Dow 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Dow 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Dow 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$164	1.78%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -15.94%, underperforming the fund's broad-based securities market index, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the Dow Jones Industrial Average, which returned 14.99% for the same period.

The fund's broad-based securities market index was changed from the Dow Jones Industrial Average to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index were financials, information technology, and consumer staples. Those that detracted the most were materials and health care. The holdings that contributed the most to return of the underlying index were Goldman Sachs Group, Inc., American Express Co., and Caterpillar, Inc. Those that detracted the most were Boeing Co., Sherwin-Williams Company, and NIKE, Inc. – Class B. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Dow 2x Strategy Fund	-15.94%	-24.02%	-23.94%
S&P 500 Index	25.02%	14.53%	13.10%
Dow Jones Industrial Average	14.99%	10.55%	11.57%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 1,437,772
Holdings Count | shares	13
Advisory Fees Paid, Amount	$ 10,303
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$1,437,772
Total Number of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,303

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Government Long Bond 1.2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Government Long Bond 1.2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Government Long Bond 1.2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$129	1.38%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -12.46%, underperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned -8.09% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.78%. The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions. Yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated. In September the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum. This was followed by two additional 25 basis point cuts through year end. These actions caused long-term treasury yields to briefly drop below 4% in late September before rising steadily through year end.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Government Long Bond 1.2x Strategy Fund	-12.46%	-10.37%	-4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury 30 Year Bellwether Index	-8.09%	-6.68%	-1.56%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 4,077,013
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 31,704
Investment Company, Portfolio Turnover	3622.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,077,013
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	3,622%
Total Advisory Fees Paid	$31,704

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
U.S. Treasury Bonds	46.9%
Guggenheim Strategy Fund II	6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.1%
Total	59.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
U.S. Treasury Bonds	46.9%
Guggenheim Strategy Fund II	6.6%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.1%
Total	59.6%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-ten reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Inverse Government Long Bond Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Inverse Government Long Bond Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Inverse Government Long Bond Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$542	5.00%

Expenses Paid, Amount	$ 542
Expense Ratio, Percent	5.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.91%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and outperforming the fund's secondary index, the Bloomberg U.S. Treasury 30 Year Bellwether Index, which returned -8.09% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Treasury 30 Year Bellwether Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

As long-term Treasury bond prices fell, yields generally rose over the period, from 4.03% to 4.78%.  The market exhibited volatility throughout the year in response to economic data and shifts in expectations regarding Federal Reserve policy decisions.  Yields began to decline from their April peak as weaker inflation reports spurred hopes for rate cuts to move up on the calendar.  At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated.  In September the Fed decreased its key Fed Funds rate by 50 basis points citing restrictive monetary policy and the need to support economic momentum.  This was followed by two additional 25 basis-point cuts through year end.  These actions caused long-term Treasury yields to briefly drop below 4% in late September before rising steadily through year end.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Inverse Government Long Bond Strategy Fund	16.91%	7.26%	1.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Treasury 30 Year Bellwether Index	-8.09%	-6.68%	-1.56%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 4,656,772
Holdings Count | shares	14
Advisory Fees Paid, Amount	$ 24,559
Investment Company, Portfolio Turnover	936.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,656,772
Total Number of Portfolio Holdings	14
Portfolio Turnover Rate	936%
Total Advisory Fees Paid	$24,559

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	11.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	11.1%
Guggenheim Ultra Short Duration Fund — Institutional Class	10.0%
Total	21.1%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
High Yield Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	High Yield Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the High Yield Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.62%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 6.68%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 8.19% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

High yield continued to generate positive returns for the reporting period. 2024 was a strong year for risk assets as robust economic data and multiple rates cuts provided ongoing support for returns. Defaults hit multi-year lows while spreads remained relatively tight. All sectors contributed positively to the Bloomberg U.S. Corporate High Yield Index (the "Index") with consumer discretionary and communications leading the way. On the ratings side, BB rated holdings led contribution to the index returns.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
High Yield Strategy Fund	6.68%	1.50%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Index	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,893,176
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 49,827
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$9,893,176
Total Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$49,827

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Guggenheim Strategy Fund II	5.8%
iShares iBoxx $ High Yield Corporate Bond ETF	1.2%
SPDR Bloomberg High Yield Bond ETF	1.2%
Total	14.0%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of total return swaps, credit default swaps, and interest rate futures contracts.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	5.8%
Guggenheim Strategy Fund II	5.8%
iShares iBoxx $ High Yield Corporate Bond ETF	1.2%
SPDR Bloomberg High Yield Bond ETF	1.2%
Total	14.0%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
U.S. Government Money Market Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Government Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$146	1.43%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 3.89%.

What factors materially affected the fund's performance over the last year?

Solid economic data dampened rate-cut expectations and inflation remained above the U.S. Federal Reserve's (the "Fed") target level. At its June 2024 meeting, the Fed noted that economic activity continued to expand at a solid pace, but that inflation remained elevated.  In September, the Fed decreased its key Fed Funds rate by 50 basis-points citing restrictive monetary policy and the need to support economic momentum.  This was followed by two additional 25 basis-point cuts through year end.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
U.S. Government Money Market Fund	3.89%	1.67%	0.98%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 42,377,410
Holdings Count | shares	18
Advisory Fees Paid, Amount	$ 206,416
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$42,377,410
Total Number of Portfolio Holdings	18
Total Advisory Fees Paid	$206,416

Holdings [Text Block]	What did the fund invest in? Holdings Diversification (Market Exposure as a % of Net Assets) as of 12.31.24 FADN - Federal Agency Discount Note FAN - Federal Agency Note
Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$186	1.64%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 26.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Growth Index, which returned 28.76% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and communication services. The sectors that detracted were materials and consumer staples. The holdings that contributed the most to the return of the underlying index for the reporting period were NVIDIA Corp., Arista Networks, Inc., and Palantir Technologies, Inc. – Class A. Those that detracted the most were Super Micro Computer, Inc., Celanese Corp., and APA Corp. The fund maintained a daily correlation of over 99% to the S&P 500 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® Pure Growth Fund	26.67%	9.44%	9.23%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Pure Growth Index	28.76%	11.29%	11.10%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 28,333,833
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 191,327
Investment Company, Portfolio Turnover	284.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$28,333,833
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	284%
Total Advisory Fees Paid	$191,327

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Norwegian Cruise Line Holdings Ltd.	2.6%
United Airlines Holdings, Inc.	2.4%
Carnival Corp.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Vistra Corp.	2.1%
NVIDIA Corp.	2.1%
Arista Networks, Inc.	2.1%
Delta Air Lines, Inc.	1.9%
Apollo Global Management, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Top 10 Total	21.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Norwegian Cruise Line Holdings Ltd.	2.6%
United Airlines Holdings, Inc.	2.4%
Carnival Corp.	2.3%
Royal Caribbean Cruises Ltd.	2.2%
Vistra Corp.	2.1%
NVIDIA Corp.	2.1%
Arista Networks, Inc.	2.1%
Delta Air Lines, Inc.	1.9%
Apollo Global Management, Inc.	1.9%
Axon Enterprise, Inc.	1.9%
Top 10 Total	21.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P 500® Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P 500® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P 500® Pure Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$173	1.64%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.84%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P 500 Pure Value Index, which returned 12.71% for the same period.

The fund's broad-based securities market index was changed from the S&P 500 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and consumer discretionary. Those that detracted the most were consumer staples, health care, and communication services. The holdings that contributed the most to the return of the underlying index for the reporting period were United Airlines Holdings, Inc., General Motors Company, and Berkshire Hathaway, Inc. – Class B. Those that detracted the most were Walgreens Boots Alliance, Inc., CVS Health Corporation and Paramount Global – Class B. The Fund maintained a daily correlation of over 99% to the S&P 500 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P 500® Pure Value Fund	10.84%	6.32%	5.99%
S&P 500 Index	25.02%	14.53%	13.10%
S&P 500 Pure Value Index	12.71%	8.28%	7.83%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 18,341,505
Holdings Count | shares	112
Advisory Fees Paid, Amount	$ 137,021
Investment Company, Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$18,341,505
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	216%
Total Advisory Fees Paid	$137,021

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
General Motors Co.	2.7%
Centene Corp.	2.6%
Ford Motor Co.	2.4%
Archer-Daniels-Midland Co.	2.2%
CVS Health Corp.	2.2%
Bunge Global S.A.	2.1%
Mosaic Co.	1.8%
Valero Energy Corp.	1.7%
Paramount Global — Class B	1.7%
Tyson Foods, Inc. — Class A	1.7%
Top 10 Total	21.1%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
General Motors Co.	2.7%
Centene Corp.	2.6%
Ford Motor Co.	2.4%
Archer-Daniels-Midland Co.	2.2%
CVS Health Corp.	2.2%
Bunge Global S.A.	2.1%
Mosaic Co.	1.8%
Valero Energy Corp.	1.7%
Paramount Global — Class B	1.7%
Tyson Foods, Inc. — Class A	1.7%
Top 10 Total	21.1%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$177	1.64%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 16.15%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Growth Index, which returned 18.12% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were information technology, consumer discretionary, and industrials. Those that detracted the most from the return of the underlying index were consumer staples, communication services, and health care. The holdings that contributed the most to the return of the underly index for the reporting period were Super Micro Computer, Inc., CNX Resources Corp., and Duolingo, Inc. – Class A. Those that detracted the most were Celsius Holdings, Avis Budget Group, Inc., and Weatherford International. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Growth Fund	16.15%	8.58%	6.25%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Pure Growth Index	18.12%	10.41%	8.04%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 12,101,192
Holdings Count | shares	93
Advisory Fees Paid, Amount	$ 91,777
Investment Company, Portfolio Turnover	322.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$12,101,192
Total Number of Portfolio Holdings	93
Portfolio Turnover Rate	322%
Total Advisory Fees Paid	$91,777

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Roivant Sciences Ltd.	2.3%
Valaris Ltd.	2.1%
Globus Medical, Inc. — Class A	2.0%
Comfort Systems USA, Inc.	2.0%
AAON, Inc.	1.9%
Shift4 Payments, Inc. — Class A	1.9%
TKO Group Holdings, Inc.	1.9%
Carpenter Technology Corp.	1.9%
Sarepta Therapeutics, Inc.	1.8%
Abercrombie & Fitch Co. — Class A	1.7%
Top 10 Total	19.5%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Roivant Sciences Ltd.	2.3%
Valaris Ltd.	2.1%
Globus Medical, Inc. — Class A	2.0%
Comfort Systems USA, Inc.	2.0%
AAON, Inc.	1.9%
Shift4 Payments, Inc. — Class A	1.9%
TKO Group Holdings, Inc.	1.9%
Carpenter Technology Corp.	1.9%
Sarepta Therapeutics, Inc.	1.8%
Abercrombie & Fitch Co. — Class A	1.7%
Top 10 Total	19.5%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P MidCap 400® Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P MidCap 400® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P MidCap 400® Pure Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.64%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 4.42%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P MidCap 400 Pure Value Index, which returned 6.18% for the same period.

The fund's broad-based securities market index was changed from the S&P MidCap 400 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, consumer staples, and information technology. Those that detracted the most were materials, consumer discretionary, and energy. The holdings that contributed the most to the return of the underlying index for the reporting period were, MasTec, Inc., Jefferies Financial Group, Inc., and Tenet Healthcare Corp. Those that detracted the most were Hertz Global Holdings, Inc., PBF Energy, Inc. – Class A, and Cleveland-Cliffs Inc. The fund maintained a daily correlation of over 99% to the S&P MidCap 400 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P MidCap 400® Pure Value Fund	4.42%	12.27%	8.56%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Pure Value Index	6.18%	14.36%	10.49%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,560,588
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 56,501
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$7,560,588
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	152%
Total Advisory Fees Paid	$56,501

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Concentrix Corp.	3.3%
HF Sinclair Corp.	2.8%
Goodyear Tire & Rubber Co.	2.8%
Avnet, Inc.	2.8%
Macy's, Inc.	2.7%
PBF Energy, Inc. — Class A	2.7%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
TD SYNNEX Corp.	2.4%
Cleveland-Cliffs, Inc.	2.2%
Top 10 Total	26.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Concentrix Corp.	3.3%
HF Sinclair Corp.	2.8%
Goodyear Tire & Rubber Co.	2.8%
Avnet, Inc.	2.8%
Macy's, Inc.	2.7%
PBF Energy, Inc. — Class A	2.7%
Arrow Electronics, Inc.	2.5%
Lear Corp.	2.5%
TD SYNNEX Corp.	2.4%
Cleveland-Cliffs, Inc.	2.2%
Top 10 Total	26.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Growth Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Growth Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$171	1.64%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.19%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Growth Index, which returned 10.21% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, industrials, and financials. The sectors that detracted were energy, real estate, and utilities. The holdings that contributed the most to the return of the underlying index for the reporting period were Cinemark Holdings, Inc., Carpenter Technology Corporation, and Boot Barn Holdings, Inc. Those that detracted the most were Par Pacific Holdings, Inc., OraSure Technologies, Inc., and TransMedics Group, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Growth Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Growth Fund	8.19%	4.21%	5.62%
S&P 500 Index	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Growth Index	10.21%	6.11%	7.51%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 7,608,954
Holdings Count | shares	134
Advisory Fees Paid, Amount	$ 54,973
Investment Company, Portfolio Turnover	317.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$7,608,954
Total Number of Portfolio Holdings	134
Portfolio Turnover Rate	317%
Total Advisory Fees Paid	$54,973

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cinemark Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
DXP Enterprises, Inc.	1.5%
Protagonist Therapeutics, Inc.	1.5%
TG Therapeutics, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
Palomar Holdings, Inc.	1.3%
ADMA Biologics, Inc.	1.3%
Greenbrier Companies, Inc.	1.2%
Chefs' Warehouse, Inc.	1.2%
Top 10 Total	13.9%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Cinemark Holdings, Inc.	1.6%
InterDigital, Inc.	1.5%
DXP Enterprises, Inc.	1.5%
Protagonist Therapeutics, Inc.	1.5%
TG Therapeutics, Inc.	1.4%
Cal-Maine Foods, Inc.	1.4%
Palomar Holdings, Inc.	1.3%
ADMA Biologics, Inc.	1.3%
Greenbrier Companies, Inc.	1.2%
Chefs' Warehouse, Inc.	1.2%
Top 10 Total	13.9%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
S&P SmallCap 600® Pure Value Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	S&P SmallCap 600® Pure Value Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the S&P SmallCap 600® Pure Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$167	1.64%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 3.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P SmallCap 600 Pure Value Index, which returned 5.55% for the same period.

The fund's broad-based securities market index was changed from the S&P SmallCap 600 Pure Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, industrials, and energy. Those that detracted the most were consumer discretionary, real estate, and materials. The holdings that contributed the most to the return of the underlying index for the reporting period were Lumen Technologies, Inc., Bread Financial Holdings, Inc., and GEO Group, Inc. Those that detracted the most were AMC Networks, Inc. – Class A, Xerox Holdings Corp., and Anywhere Real Estate, Inc. The fund maintained a daily correlation of over 99% to the S&P 600 Pure Value Index for the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
S&P SmallCap 600® Pure Value Fund	3.74%	9.22%	5.40%
S&P 500 Index	25.02%	14.53%	13.10%
S&P SmallCap 600 Pure Value Index	5.55%	11.33%	7.32%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 9,657,475
Holdings Count | shares	148
Advisory Fees Paid, Amount	$ 61,178
Investment Company, Portfolio Turnover	295.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$9,657,475
Total Number of Portfolio Holdings	148
Portfolio Turnover Rate	295%
Total Advisory Fees Paid	$61,178

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Kohl's Corp.	1.6%
Par Pacific Holdings, Inc.	1.6%
World Kinect Corp.	1.5%
Green Dot Corp. — Class A	1.5%
MarineMax, Inc.	1.4%
SpartanNash Co.	1.4%
Topgolf Callaway Brands Corp.	1.4%
B&G Foods, Inc.	1.4%
Advance Auto Parts, Inc.	1.4%
Adient plc	1.4%
Top 10 Total	14.6%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Kohl's Corp.	1.6%
Par Pacific Holdings, Inc.	1.6%
World Kinect Corp.	1.5%
Green Dot Corp. — Class A	1.5%
MarineMax, Inc.	1.4%
SpartanNash Co.	1.4%
Topgolf Callaway Brands Corp.	1.4%
B&G Foods, Inc.	1.4%
Advance Auto Parts, Inc.	1.4%
Adient plc	1.4%
Top 10 Total	14.6%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Europe 1.25x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Europe 1.25x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Europe 1.25x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$168	1.71%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -3.00%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.03% for the same period and underperforming the fund's secondary index, the STOXX Europe 50 Index, which returned 1.40% for the same period.

The fund's broad-based securities market index was changed from the STOXX Europe 50 Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were financials, information technology, and industrials. Those that detracted the most were consumer staples, energy, and consumer discretionary. The holdings that contributed the most to the return of the underlying index for the reporting period were SAP SE, Schneider Electric SE, and UniCredit S.p.A. Those that detracted the most were L'Oreal S.A., LVMH Moet Hennessy Louis Vuitton SE, and TotalEnergies SE. The fund maintained a daily correlation of over 99% to its benchmark of 125% of the daily price movement of the STOXX Europe 50 Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Europe 1.25x Strategy Fund	-3.00%	3.80%	3.52%
MSCI World ex US Index	2.03%	2.50%	2.55%
STOXX Europe 50 Index	1.40%	5.92%	5.15%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 1,596,057
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 16,699
Investment Company, Portfolio Turnover	1237.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$1,596,057
Total Number of Portfolio Holdings	58
Portfolio Turnover Rate	1,237%
Total Advisory Fees Paid	$16,699

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Country Diversification[3] (% of Total Investments) as of 12.31.24
Geographic Region	% of Net Assets
United States	55.8%
France	10.5%
United Kingdom	8.6%
Switzerland	8.0%
Germany	6.4%
Netherlands	4.4%
Denmark	2.3%
Other	4.0%
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Novo Nordisk A/S ADR	2.5%
ASML Holding N.V. — Class G	2.4%
SAP SE ADR	2.2%
Nestle S.A. ADR	1.9%
AstraZeneca plc ADR	1.8%
Roche Holding AG ADR	1.7%
Novartis AG ADR	1.7%
Shell plc ADR	1.7%
Top 10 Total	41.7%

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	14.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.4%
Novo Nordisk A/S ADR	2.5%
ASML Holding N.V. — Class G	2.4%
SAP SE ADR	2.2%
Nestle S.A. ADR	1.9%
AstraZeneca plc ADR	1.8%
Roche Holding AG ADR	1.7%
Novartis AG ADR	1.7%
Shell plc ADR	1.7%
Top 10 Total	41.7%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.
[3]	Country Diversification (% of Total Investments) includes temporary cash investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.71% for the year ended December 31, 2024, a decrease of 0.12% compared to the prior year. The primary drivers of the decrease were the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023, and the impact of the 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 1.71% for the year ended December 31, 2024, a decrease of 0.12% compared to the prior year. The primary drivers of the decrease were the full year impact of the 0.05% voluntary waiver by the adviser, which took effect on August 1, 2023, and the impact of the 0.10% voluntary waiver by the adviser, which took effect on August 1, 2024.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Japan 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Japan 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Japan 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$164	1.63%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 1.01%, underperforming the fund's broad-based securities market index, the MSCI World ex US Index, which returned 2.03% for the same period and underperforming the fund's secondary index, the Nikkei-225 Stock Average Index, which returned 6.84% for the same period.

The fund's broad-based securities market index was changed from the Nikkei-225 Stock Average Index to the MSCI World ex US Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The sectors that contributed the most to the return of the underlying index for the reporting period were consumer discretionary, communication services, and information technology. Those that detracted the most were materials and consumer staples. The holdings that contributed the most to the return of the underlying index were FAST Retailing Co., Ltd., Advantest Corp., and SoftBank Group Corp. Those that detracted the most were Lasertec Corp, Tokyo Electron, Ltd., and Daikin Industries Ltd. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the fair value of the Nikkei-225 Stock Average Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Japan 2x Strategy Fund	1.01%	-1.35%	6.25%
MSCI World ex US Index	2.03%	2.50%	2.55%
Nikkei-225 Stock Average Index	6.84%	3.16%	5.68%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 1,230,291
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 11,143
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$1,230,291
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$11,143

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund. The Fund's target exposure is achieved through a combination of equity futures contracts and currency futures contracts.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Strengthening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Strengthening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strengthening Dollar 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$224	2.03%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned 21.01%, outperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and outperforming the fund's secondary index, the U.S. Dollar Index, which returned 7.07% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The euro, Japanese yen, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. There were no components that detracted from the U.S. Dollar Index during 2024. The fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Strengthening Dollar 2x Strategy Fund	21.01%	6.23%	4.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
U.S. Dollar Index	7.07%	2.39%	1.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Dec. 31, 2023
Net Assets	$ 4,287,696
Holdings Count | shares	11
Advisory Fees Paid, Amount	$ 23,683
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$4,287,696
Total Number of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$23,683

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 2.03% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in certain fixed licensing fees and fluctuating average net assets. The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.

Material Fund Change Expenses [Text Block]	The fund's net expense ratio, which reflects expense waivers and/or reimbursements, was 2.03% for the year ended December 31, 2024, an increase of 0.11% compared to the prior year. The primary driver of the increase was an increase in certain fixed licensing fees and fluctuating average net assets. The Fund is designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offers unlimited exchange privileges with no minimum holding periods or transactions fees.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Weakening Dollar 2x Strategy Fund | Variable Annuity
Shareholder Report [Line Items]
Fund Name	Weakening Dollar 2x Strategy Fund
Class Name	Variable Annuity
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Weakening Dollar 2x Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$187	2.00%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund returned -13.21%, underperforming the fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% for the same period and underperforming the fund's secondary index, the U.S. Dollar Index, which returned 7.07% for the same period.

The fund's broad-based securities market index was changed from the U.S. Dollar Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The euro, Japanese yen, and Canadian dollar contributed the most to the return of the underlying index for the reporting period. There were no components that detracted from the U.S. Dollar Index during 2024. The fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the U.S. Dollar Index.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns*,† as of 12.31.24
	One Year	Five Years	Ten Years
Weakening Dollar 2x Strategy Fund	-13.21%	-7.24%	-6.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
U.S. Dollar Index	7.07%	2.39%	1.86%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Feb. 18, 2025
Net Assets	$ 421,909
Holdings Count | shares	10
Advisory Fees Paid, Amount	$ 10,326
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$421,909
Total Number of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$10,326

Holdings [Text Block]
What did the fund invest in?
Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24

[1]

"Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 18, 2025, the fund executed a one-for-three reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/variable-insurance-funds or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/variable-insurance-funds
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.